          INFORMATION REQUIRED OF INSTITUTIONAL INVESTMENT MANAGERS
           PURSUANT TO SECTION 13(f) OF THE SECURITIES EXCHANGE ACT
                         OF 1934 AND RULES THEREUNDER

                      Securities and Exchange Commission
                            Washington, D.C. 20549
                Report for the Period Ended September 30, 2000

--------------------------------------------------------------------------------

                      If amended report check here: [  ]

Name of Institutional Investment Manager:
Westchester Capital Management, Inc.            13F File No.:
--------------------------------------------------------------------------------
Business Address:
100 Summit Lake Drive   Valhalla    New York    10595
--------------------------------------------------------------------------------
        Street          City        State       Zip

Name, Phone No. and Title of Person Duly Authorized to Submit This Report:
Frederick W. Green, (914) 741-5600, President
--------------------------------------------------------------------------------
ATTENTION--Intentional misstatements or omissions of facts constitute Federal Criminal Violations. See 18 U.S.C. 1001 and 15 U.S.C. 78ff (a).
--------------------------------------------------------------------------------

            The institutional investment manager submitting this Form and its attachments and the person by whom it is signed represent hereby that all information contained therein is true, correct and complete. It is understood that all required items, statements and schedules are considered integral parts of this Form and that the submission of any amendment represents that all unamended items, statements and schedules remain true, correct and complete as previously submitted.

            Pursuant to the requirements of the Securities Exchange Act of 1934, the undersigned institutional investment manager has caused this report to be signed on its behalf in the City of New York and State of New York as of the 13th day of October, 2000.

                                      Westchester Capital Management, Inc.
                                      ----------------------------------------
                                      (Name of Institutional Investment
                                      Manager)

                                      /s/Frederick W. Green
                                      ----------------------------------------
                                      (Manual Signature of Person Duly
                                      Authorized to Submit This Report)

                              FORM 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:          0
                                            -
Form 13F Information Table Entry Total:     148
                                            ---
Form 13F Information Table Value Total:     $1,558,178,742
                                            --------------
                                            (thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

      No.         Form 13F File Number               Name

      01          28 -

      02          28 -

      03          28 -

FORM 13F
Westchester Capital Management, Inc.
September 30, 2000

                            Item 1                                 Item 2                        Item 3
Name of Issuer                                                 Title of Class                    CUSIP
EQUITIES
COMMON STOCK
Alcoa Inc.                                                     COMMON STOCK                     013817101
ADC Telecommunications Inc.                                    COMMON STOCK                     000886101
Associated First Capital Corporation                           COMMON STOCK                     046008108
Associated First Capital Corporation                           COMMON STOCK                     046008108
Akamai Technologies,Inc.                                       COMMON STOCK                     00971T101
Alcatel SA  ADR                                                COMMON STOCK                     013904305
America Online, Inc.                                           COMMON STOCK                     02364J104
Anadarko Petroleum Corporation                                 COMMON STOCK                     032511107
Alteon Websystems, Inc.                                        COMMON STOCK                     02145A109
Alteon Websystems, Inc.                                        COMMON STOCK                     02145A109
Avis Group Holdings, Inc.                                      COMMON STOCK                     053790101
Avis Group Holdings, Inc.                                      COMMON STOCK                     053790101
AT&T Wireless Group                                            COMMON STOCK                     001957406
AT&T Wireless Group                                            COMMON STOCK                     001957406
Axa                                                            COMMON STOCK                     054536107
Axa                                                            COMMON STOCK                     054536107
AXA Financial, Inc.                                            COMMON STOCK                     002451102
AXA Financial, Inc.                                            COMMON STOCK                     002451102
Bestfoods                                                      COMMON STOCK                     08658U101
Bestfoods                                                      COMMON STOCK                     08658U101
BP Amoco plc ADR                                               COMMON STOCK                     055622104
ConAgra, Inc.                                                  COMMON STOCK                     205887102
Chris-Craft Industries, Inc.                                   COMMON STOCK                     170520100
Chris-Craft Industries, Inc.                                   COMMON STOCK                     170520100
Clear Channel Communications, Inc. (SFX)                       COMMON STOCK                     184502102
Clear Channel Communications, Inc. (AMFM)                      COMMON STOCK                     184502102
Columbia Energy Group                                          COMMON STOCK                     197648108
Columbia Energy Group                                          COMMON STOCK                     197648108
Clearnet Communications, Inc.                                  COMMON STOCK                     184902104
Clearnet Communications, Inc.                                  COMMON STOCK                     184902104
Comcast Corporation Special Class A                            COMMON STOCK                     200300200
CMGI, Inc.                                                     COMMON STOCK                     125750109
Cobalt Networks, Inc.                                          COMMON STOCK                     19074R101
Dominion Resources, Inc.                                       COMMON STOCK                     25746U109
Delhaize Le Lion SA                                            COMMON STOCK                      4262118
Donaldson, Lufkin & Jenrette, Inc.                             COMMON STOCK                     257661108
Donaldson, Lufkin & Jenrette, Inc.                             COMMON STOCK                     257661108
Deutsche Telekom AG ADR                                        COMMON STOCK                     251566105
Deutsche Telekom AG ADR                                        COMMON STOCK                     251566105
Dura Pharmaceuticals, Inc.                                     COMMON STOCK                     26632S109

Dura Pharmaceuticals, Inc.                                     COMMON STOCK                     26632S109
Elan Corporation plc                                           COMMON STOCK                     284131208
EMC Corporation                                                COMMON STOCK                     268648102
Fort James Corporation                                         COMMON STOCK                     347471104
Fort James Corporation                                         COMMON STOCK                     347471104
R&B Falcon Corporation                                         COMMON STOCK                     74912E101
R&B Falcon Corporation                                         COMMON STOCK                     74912E101
Flextronics International Ltd.                                 COMMON STOCK                      2353058
Sprint Corporation                                             COMMON STOCK                     852061100
Forcenergy, Inc.                                               COMMON STOCK                     345206205
First Security Corporation                                     COMMON STOCK                     336294103
First Security Corporation                                     COMMON STOCK                     336294103
Global Crossing Ltd.                                           COMMON STOCK                      2285065
General Electric Company                                       COMMON STOCK                     369604103
General Motors Corporation - Class H                           COMMON STOCK                     370442832
Harmonic, Inc.                                                 COMMON STOCK                     413160102
The Hertz Corporation                                          COMMON STOCK                     428040109
The Hertz Corporation                                          COMMON STOCK                     428040109
HSB Group, Inc.                                                COMMON STOCK                     40428N109
HSB Group, Inc.                                                COMMON STOCK                     40428N109
Infinity Broadcasting Corporation                              COMMON STOCK                     45662S102
Infinity Broadcasting Corporation                              COMMON STOCK                     45662S102
IPALCO Enterprises, Inc.                                       COMMON STOCK                     462613100
IPALCO Enterprises, Inc.                                       COMMON STOCK                     462613100
Illinois Tool Works, Inc.                                      COMMON STOCK                     452308109
i2 Technologies, Inc.                                          COMMON STOCK                     465754109
JDS Uniphase Corporation                                       COMMON STOCK                     46612J101
Janna Systems, Inc.                                            COMMON STOCK                     470916107
Janna Systems, Inc.                                            COMMON STOCK                     470916107
J.P. Morgan & Co.                                              COMMON STOCK                     616880100
J.P. Morgan & Co.                                              COMMON STOCK                     616880100
Keebler Foods Company                                          COMMON STOCK                     487256109
Keebler Foods Company                                          COMMON STOCK                     487256109
Kimberly-Clark Corporation                                     COMMON STOCK                     494368103
Lycos, Inc.                                                    COMMON STOCK                     550818108
Lycos, Inc.                                                    COMMON STOCK                     550818108
Lilly Industries, Inc.                                         COMMON STOCK                     532491107
Lilly Industries, Inc.                                         COMMON STOCK                     532491107
AT&T - Liberty Media Group                                     COMMON STOCK                     001957208
Lucent Technologies, Inc.                                      COMMON STOCK                     549463107
McLeodUSA Incorporated                                         COMMON STOCK                     582266102
MCN Energy Group, Inc.                                         COMMON STOCK                     55267J100
MCN Energy Group, Inc.                                         COMMON STOCK                     55267J100
Mallinckrodt Inc.                                              COMMON STOCK                     561232109
Mallinckrodt Inc.                                              COMMON STOCK                     561232109
Motorola, Inc.                                                 COMMON STOCK                     620076109
Nabisco Holdings Corp.                                         COMMON STOCK                     629526104
Nabisco Holdings Corp.                                         COMMON STOCK                     629526104
Nvest, L.P.                                                    COMMON STOCK                     67065F107

Nvest, L.P.                                                    COMMON STOCK                     67065F107
Nabisco Group Holdings Corp.                                   COMMON STOCK                     62952P102
Nabisco Group Holdings Corp.                                   COMMON STOCK                     62952P102
Nortel Networks Corporation (Alteon)                           COMMON STOCK                     656568102
Nortel Networks Corporation (Architel)                         COMMON STOCK                     656568102
Pfizer, Inc.                                                   COMMON STOCK                     717081103
Phone.com                                                      COMMON STOCK                     71920Q100
Paine Webber Group, Inc.                                       COMMON STOCK                     695629105
Paine Webber Group, Inc.                                       COMMON STOCK                     695629105
Rio Algom Limited                                              COMMON STOCK                     766889109
Rio Algom Limited                                              COMMON STOCK                     766889109
Sanmina Corporation                                            COMMON STOCK                     800907107
The Charles Schwab Corporation                                 COMMON STOCK                     808513105
SDL, Inc.                                                      COMMON STOCK                     784076101
SDL, Inc.                                                      COMMON STOCK                     784076101
Southdown, Inc.                                                COMMON STOCK                     841297104
Southdown, Inc.                                                COMMON STOCK                     841297104
Seagate Technology, Inc.                                       COMMON STOCK                     811804103
Seagate Technology, Inc.                                       COMMON STOCK                     811804103
Shire Pharmaceuticals Group plc ADR                            COMMON STOCK                     82481R106
Shaw Industries, Inc.                                          COMMON STOCK                     820286102
Shaw Industries, Inc.                                          COMMON STOCK                     820286102
Stora Enso Oyj Series R ordinary                               COMMON STOCK                      5072673
Stora Enso Oyj Series R ordinary                               COMMON STOCK                      5072673
Software.com                                                   COMMON STOCK                     83402P104
Software.com                                                   COMMON STOCK                     83402P104
Syratech Corporation                                           COMMON STOCK                     871824108
AT&T Corp.                                                     COMMON STOCK                     001957109
AT&T Corp.                                                     COMMON STOCK                     001957109
Telefonica S.A.                                                COMMON STOCK                     879382208
Teleglobe, Inc.                                                COMMON STOCK                     87941V100
Tritel, Inc.                                                   COMMON STOCK                     89675X104
Tritel, Inc.                                                   COMMON STOCK                     89675X104
Time Warner Inc.                                               COMMON STOCK                     887315109
Time Warner Inc.                                               COMMON STOCK                     887315109
Texas Instruments Incorporated                                 COMMON STOCK                     882508104
UBS AG global registered share                                 COMMON STOCK                     2587415GL
United Dominion Industries Limited                             COMMON STOCK                     909914103
United Dominion Industries Limited                             COMMON STOCK                     909914103
Union Carbide Corporation                                      COMMON STOCK                     905581104
Union Carbide Corporation                                      COMMON STOCK                     905581104
Urban Shopping Centers, Inc.                                   COMMON STOCK                     917060105
Urban Shopping Centers, Inc.                                   COMMON STOCK                     917060105
Le Groupe Videotron ltee                                       COMMON STOCK                     92558H105
Le Groupe Videotron ltee                                       COMMON STOCK                     92558H105
Viacom, Inc. Class B                                           COMMON STOCK                     925524308
The Seagram Company Ltd.                                       COMMON STOCK                     811850106
The Seagram Company Ltd.                                       COMMON STOCK                     811850106
VoiceStream Wireless Corporation                               COMMON STOCK                     928615103

VoiceStream Wireless Corporation                               COMMON STOCK                     928615103
VoiceStream Wireless Corporation (ompt)                        COMMON STOCK                     928615103
Verizon Communications                                         COMMON STOCK                     92343V104
webMethods, Inc.                                               COMMON STOCK                     94768C108
Westburne, Inc.                                                COMMON STOCK                     956908107
NEXTLINK Communications, Inc.                                  COMMON STOCK                     65333H707
Young & Rubicam Inc.                                           COMMON STOCK                     987425105
Young & Rubicam Inc.                                           COMMON STOCK                     987425105

FIXED INCOME
CORPORATE BONDS
Dictaphone Corp. callable 11.750% due 08-01-05                 CORPORATE BONDS                  253579AA4

GRAND TOTAL

                                 Item 5               Item 6                          Item 8
         Item 4                Shares or            Investment         Item 7         Voting
    Fair Market Value       Principal Amount        Discretion        Managers      Authority
      $1,072,237                 42,360          (b) Shared          (a) Sole
         876,097                 32,580          (b) Shared          (a) Sole
      13,995,400                368,300          (b) Shared          (a) Sole
      44,486,600              1,170,700          (a) Sole            (a) Sole
         325,597                  6,200          (b) Shared          (a) Sole
       4,140,507                 65,853          (b) Shared          (a) Sole
         483,750                  9,000          (b) Shared          (a) Sole
       1,859,684                 27,982          (b) Shared          (a) Sole
       6,015,680                 55,500          (b) Shared          (a) Sole
      23,434,053                216,200          (a) Sole            (a) Sole
       3,510,562                118,500          (b) Shared          (a) Sole
      10,824,975                365,400          (a) Sole            (a) Sole
         539,055                 25,823          (b) Shared          (a) Sole
       1,264,127                 60,557          (a) Sole            (a) Sole
       2,000,461                 30,925          (b) Shared          (a) Sole
       7,004,039                108,275          (a) Sole            (a) Sole
      14,425,500                283,200          (b) Shared          (a) Sole
      53,601,531              1,052,300          (a) Sole            (a) Sole
      17,219,925                236,700          (b) Shared          (a) Sole
      59,385,825                816,300          (a) Sole            (a) Sole
       2,694,520                 50,840          (b) Shared          (a) Sole
         629,962                 31,400          (b) Shared          (a) Sole
       5,766,250                 70,000          (b) Shared          (a) Sole
      18,254,300                221,600          (a) Sole            (a) Sole
         474,600                  8,400          (b) Shared          (a) Sole
         998,355                 17,670          (b) Shared          (a) Sole
      14,640,200                206,200          (b) Shared          (a) Sole
      48,876,400                688,400          (a) Sole            (a) Sole
       9,691,587                218,710          (b) Shared          (a) Sole
      33,457,400                755,033          (a) Sole            (a) Sole
       3,163,650                 77,280          (b) Shared          (a) Sole
         632,393                 22,636          (b) Shared          (a) Sole
       6,319,950                109,200          (b) Shared          (a) Sole
       1,396,984                 24,060          (b) Shared          (a) Sole
       3,298,400                 70,000          (b) Shared          (a) Sole
      16,438,612                183,800          (b) Shared          (a) Sole
      58,635,225                655,600          (a) Sole            (a) Sole
         776,105                 22,660          (b) Shared          (a) Sole
         100,695                  2,940          (a) Sole            (a) Sole
       4,909,625                138,788          (b) Shared          (a) Sole

       3,537,500                100,000         (a) Sole             (a) Sole
       4,593,525                 83,900         (b) Shared           (a) Sole
       3,097,656                 31,250         (b) Shared           (a) Sole
       7,232,616                236,650         (b) Shared           (a) Sole
      24,873,291                813,850         (a) Sole             (a) Sole
       5,413,325                194,200         (b) Shared           (a) Sole
      19,562,675                701,800         (a) Sole             (a) Sole
       3,276,787                 39,900         (b) Shared           (a) Sole
       1,465,625                 50,000         (b) Shared           (a) Sole
         940,500                 36,000         (b) Shared           (a) Sole
       7,107,356                435,700         (b) Shared           (a) Sole
      19,325,419              1,184,700         (a) Sole             (a) Sole
       1,607,629                 51,859         (b) Shared           (a) Sole
         181,369                  3,144         (b) Shared           (a) Sole
       8,237,787                221,565         (b) Shared           (a) Sole
         182,328                  7,597         (b) Shared           (a) Sole
       5,568,950                175,400         (b) Shared           (a) Sole
       1,447,800                 45,600         (a) Sole             (a) Sole
       2,483,737                 61,900         (b) Shared           (a) Sole
       4,798,950                119,600         (a) Sole             (a) Sole
      12,455,850                377,450         (b) Shared           (a) Sole
      43,611,150              1,321,550         (a) Sole             (a) Sole
       1,532,625                 67,000         (b) Shared           (a) Sole
       5,350,462                233,900         (a) Sole             (a) Sole
       1,137,838                 20,364         (b) Shared           (a) Sole
       3,189,416                 17,050         (b) Shared           (a) Sole
         912,598                  9,638         (b) Shared           (a) Sole
       7,453,080                135,000         (b) Shared           (a) Sole
      18,770,720                340,000         (a) Sole             (a) Sole
      11,648,637                 71,300         (b) Shared           (a) Sole
      42,936,747                262,811         (a) Sole             (a) Sole
       9,492,000                226,000         (b) Shared           (a) Sole
      36,724,800                874,400         (a) Sole             (a) Sole
       1,066,019                 19,100         (b) Shared           (a) Sole
       6,821,550                 99,200         (b) Shared           (a) Sole
      25,326,380                368,300         (a) Sole             (a) Sole
       7,967,950                270,100         (b) Shared           (a) Sole
      27,653,300                937,400         (a) Sole             (a) Sole
         496,800                 27,600         (b) Shared           (a) Sole
         841,019                 27,518         (b) Shared           (a) Sole
          20,653                  1,443         (b) Shared           (a) Sole
       1,148,000                 44,800         (b) Shared           (a) Sole
       3,928,312                153,300         (a) Sole             (a) Sole
      14,013,719                307,150         (b) Shared           (a) Sole
      42,529,344                932,150         (a) Sole             (a) Sole
       2,241,637                 79,350         (b) Shared           (a) Sole
      10,830,625                201,500         (b) Shared           (a) Sole
      32,061,875                596,500         (a) Sole             (a) Sole
       7,008,750                178,000         (b) Shared           (a) Sole

      17,876,250                454,000         (a) Sole             (a) Sole
       1,513,350                 53,100         (b) Shared           (a) Sole
       5,112,900                179,400         (a) Sole             (a) Sole
         758,111                 12,728         (b) Shared           (a) Sole
       1,339,739                 22,493         (b) Shared           (a) Sole
       3,124,280                 69,525         (b) Shared           (a) Sole
       4,034,256                 35,505         (b) Shared           (a) Sole
      12,596,312                184,900         (b) Shared           (a) Sole
      37,134,937                545,100         (a) Sole             (a) Sole
       1,872,952                 98,800         (b) Shared           (a) Sole
       3,814,148                201,200         (a) Sole             (a) Sole
       2,462,337                 26,300         (b) Shared           (a) Sole
       2,042,137                 57,525         (b) Shared           (a) Sole
       2,783,812                  9,000         (b) Shared           (a) Sole
       7,268,844                 23,500         (a) Sole             (a) Sole
       7,552,500                106,000         (b) Shared           (a) Sole
      26,391,000                370,400         (a) Sole             (a) Sole
      10,557,000                153,000         (b) Shared           (a) Sole
      37,487,700                543,300         (a) Sole             (a) Sole
       1,264,916                 24,502         (b) Shared           (a) Sole
       5,550,000                300,000         (b) Shared           (a) Sole
      21,115,900              1,141,400         (a) Sole             (a) Sole
       1,263,402                150,872         (b) Shared           (a) Sole
       1,293,473                154,463         (a) Sole             (a) Sole
       7,738,309                 42,650         (b) Shared           (a) Sole
      29,556,169                162,900         (a) Sole             (a) Sole
         367,770                 73,554         (a) Sole             (a) Sole
       3,725,837                126,837         (b) Shared           (a) Sole
      10,936,518                372,307         (a) Sole             (a) Sole
       2,146,585                 36,115         (b) Shared           (a) Sole
         525,000                 25,000         (b) Shared           (a) Sole
       2,206,844                154,190         (b) Shared           (a) Sole
         458,000                 32,000         (a) Sole             (a) Sole
       6,158,275                 78,700         (b) Shared           (a) Sole
      21,620,475                276,300         (a) Sole             (a) Sole
         920,156                 19,500         (b) Shared           (a) Sole
       3,386,000                 25,000         (b) Shared           (a) Sole
       5,891,081                248,700         (b) Shared           (a) Sole
      13,691,375                578,000         (a) Sole             (a) Sole
       6,334,450                167,800         (b) Shared           (a) Sole
      19,667,750                521,000         (a) Sole             (a) Sole
       5,391,250                113,500         (b) Shared           (a) Sole
       5,044,500                106,200         (a) Sole             (a) Sole
      10,994,570                370,200         (b) Shared           (a) Sole
      39,686,774              1,336,300         (a) Sole             (a) Sole
         634,783                 10,851         (b) Shared           (a) Sole
       7,610,469                132,500         (b) Shared           (a) Sole
      25,800,925                449,200         (a) Sole             (a) Sole
      10,468,837                 90,200         (b) Shared           (a) Sole

      36,188,287                311,800         (a) Sole             (a) Sole
       2,461,105                 21,205         (b) Shared           (a) Sole
         709,125                 14,640         (b) Shared           (a) Sole
         230,250                  2,000         (b) Shared           (a) Sole
       2,546,716                168,300         (a) Sole             (a) Sole
       1,729,642                 49,155         (b) Shared           (a) Sole
      12,256,200                247,600         (b) Shared           (a) Sole
      40,867,200                825,600         (a) Sole             (a) Sole



       2,289,760              2,602,000         (b) Shared           (a) Sole

  $1,558,178,742